Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies [Abstract]
Commitments and Contingencies
(16)	Commitments and Contingencies

(i) The Group has several non-cancelable operating leases, primarily for office premises.

Future minimum lease payments under non-cancelable operating leases (with initial or remaining lease terms in excess of one year) and future minimum operating lease payments as of December 31, 2016 are:

Minimum Lease Payment
RMB
Year ending December 31:
2017	30,725
2018	18,935
2019	11,895
2020	6,634
2021	845
Total	69,034

Rental expenses incurred under operating leases for the years ended December 31, 2014, 2015 and 2016 amounted to RMB27,455, RMB36,206 and RMB40,394, respectively.